Prospectus Supplement April 17, 2000*

AXP California Tax-Exempt Fund S-6328 N (8/99)

Effective March 20, 2000, the "SALES CHARGES" information is revised as follows:

Class A - initial sales charge alternative
When you purchase Class A shares, you pay a sales charge as shown in the following table:

Total investment                              Sales charge as percentage of :
------------------------------------- -----------------------------------------
                        Public offering price(a)      Net amount invested
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Up to $50,000                     4.75%                     4.99%
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$50,000-$99,999                   4.50                      4.71
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$100,000-$249,999                 3.75                      3.90
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$250,000-$499,999                 2.50                      2.56
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$500,000-$999,999                 2.00**                    2.04**
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$1,000,000 or more                0.00                      0.00
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aOffering price includes a 4.75% sales charge.
**The sales charge will be waived until Dec. 31, 2000.

All other references to the sales charge on Class A shares are revised to reflect a 4.75% Maximum sales charge. These references are found in the paragraph on "Past Performance," "Fees and Expenses" and "Investment Options."

The second bullet under the section titled "Other Class A sales charge policies" has been revised as follows:

o If you intend to invest a large amount over a period of 13 months, you can reduce the sales charge in Class A by filing a letter of intent. For more details, please see the SAI.

S-6328-1 (4/00)
*Destroy next prospectus update